Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Customized Reference Benchmark
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.02%	1.71%	2.31%
Bloomberg U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.20%	(0.74%)	0.91%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.47%	0.04%	1.32%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.91%	0.09%	1.14%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.96%	1.09%	1.99%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	(0.53%)	0.47%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	0.14%	0.86%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund has added this additional benchmark.
[3]	Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to this index.